Actuarial assumptions (Details)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Health insurance member
Disclosure of defined benefit plans [line items]
Discount rate	5.33%	3.99%	3.60%
Inflation rate	3.00%	3.25%	4.00%
Aging factor	2.50%	2.50%	2.50%
Medical inflation	3.50%	3.50%	3.50%
Duration	14.16%	14.99%	15.32%
United state of america member
Disclosure of defined benefit plans [line items]
Discount rate	2.90%	2.60%	3.35%
Mexico member
Disclosure of defined benefit plans [line items]
Discount rate	8.00%	7.25%	7.25%
Inflation rate	4.00%	4.00%	4.00%
Rate of increase in future salary levels	5.00%	5.00%	5.00%
Germany member
Disclosure of defined benefit plans [line items]
Discount rate	1.20%	0.70%	2.00%
Inflation rate	2.00%	2.00%	2.00%
Rate of increase in future salary levels	3.00%	3.00%	3.00%
Rate of increase in future pension plan	1.75%	1.75%	1.75%
Netherlands member
Disclosure of defined benefit plans [line items]
Discount rate	1.20%	0.70%	2.00%
Inflation rate	2.00%	2.00%	2.00%
Rate of increase in future salary levels	3.00%	3.00%	3.00%
Rate of increase in future pension plan	1.75%	1.75%	1.75%